SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 7 - N o v - 0 6
GS Mortgage Securities Corp.
(I.R.S. Employer Identification No.)
04-3852358 , 04-3852359 , 04-3852360 , 04-7024130
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
30-Oct-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-132809-34
Commission File Number of depositor:
333-132809
(Exact name of sponsor as specified in its charter)
Goldman Sachs Mortgage Company
(Former name, former address, if changed since last report)
No Change
NEW CENTURY ALTERNATIVE MORTGAGE LOAN TRUST 2006-ALT2
c/o U.S. Bank National Association
60 Livingston Avenue
St. Paul, MN
55107
6 5 1 - 4 9 5 - 3 8 4 4
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On November 27, 2006, a distribution was made to holders of New Century Alternative Mortgage Loan Trust 2006-
ALT2.
The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.
AF-2 [___] [___] [_X_]
AF-3 [___] [___] [_X_]
AF-4 [___] [___] [_X_]
AF-5 [___] [___] [_X_]
AF-6A [___] [___] [_X_]
AF-6B [___] [___] [_X_]
AV-1 [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
R [___] [___] [_X_]
RC [___] [___] [_X_]
RX [___] [___] [_X_]
Item 9. Exhibits.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Michelle Gill
Vice President
Michelle Gill
/s/ :
12/12/2006
PART II - OTHER INFORMATION
GS Mortgage Securities Corp.
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
EX- 99.1
Item 3. Sales of Securities and Use of Proceeds
On the closing date of the issuance of the Certificates, the Class X and Class P Certificates were sold to Goldman, Sachs &
Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.
The following is a list of documents filed as part of this Report on Form 10-D: a)
(99.1)
The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.
b)
Monthly report distributed to holders of New Century Alternative Mortgage Loan Trust 2006-ALT2, relating to the November 27, 2006 distribution.
Monthly report distributed to holders of New Century Alternative Mortgage Loan Trust 2006-
ALT2, relating to the November 27, 2006 distribution.